Changes in lease liabilities: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets And Lease Liability
Balance at the beginning of the year	R$ 3,207,886	R$ 2,676,896
Acquired	746,573	826,101
Disposals	(50,473)	(38,488)
Interests and monetary and exchange variations, net	206,375	327,135
Currency translation adjustments	85,984	267,493
Payments	(841,706)	(662,068)
Interest paid	198,225	189,183
Balance at the end of the year	3,156,414	3,207,886
Lease current liabilities	675,366	895,109
Lease non current liabilities	2,481,048	2,312,777
Lease liabilities	R$ 3,156,414	R$ 3,207,886